Related parties	12 Months Ended
Dec. 31, 2022
Related parties [Abstract]
Related parties
Note 10.- Related parties

The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7) and Directors and the Senior Management of the Company.

Details of balances with related parties as of December 31, 2022 and 2021 are as follows:

	As of December 31,	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		$000	$000	$000	$000
Arroyo Netherland II B.V	2022	1,097	17,006	-	-
	2021	10,000	15,768	-	-
Amherst Island Partnership	2022	-	-	-	-
	2021	6,279	-	-	-
Other	2022	127	-	-	-
	2021	-	-	-	-

Non controlling interest:
Algonquin	2022	-	-	4,762	-
	2021	198	-	6,144	-
JGC Corporation	2022	-	-	-	6,088
	2021	2,910	-	-	-
Industrial Development Corporation of South Africa and Community Trust	2022	-	-	-	-
	2021	-	-	3,309	-
Other	2022	-	-	21	-
	2021	-	-	41	5
Total	2022	1,224	17,006	4,783	6,088
	2021	19,387	15,768	9,494	5

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity (Note 7), correspond to the short and long term portion of the loan that was granted at acquisition date of the project and accrues an interest of Libor plus 6.31%.

As of December 2021, Current receivable included a dividend to be collected from Amherst Island Partnership and a credit from Solacor 1 and 2 to JGC Corporation that was cancelled in 2022.

Current payables primarily include the dividend to be paid by AYES Canada to Algonquin. The Current payable as of December 2021 with Industrial Development Corporation of South Africa and Community Trust corresponded to the residual amount of the loan granted by the non-controlling interests to Kaxu during the construction period which has been repaid during 2022.

Non-current payables with JGC Corporation as of December 2022 include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.

The transactions carried out by entities included in these Consolidated Financial Statements with related parties for the years ended December 31, 2022, 2021 and 2020 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		$000	$000
Arroyo Netherland II B.V	2022	1,275	-
	2021	2,061	-
	2020	2,001	-
Non controlling interest:

Other	2022	23	(65)
	2021	8	(97)
	2020	16	(155)
Total	2022	1,298	(65)
	2021	2,069	(97)
	2020	2,017	(155)

The total amount of the remuneration received by the Board of Directors of the Company, including the CEO, amounts to $5.7 million in 2022 ($4.6 million in 2021), including $0.9 million of annual bonus ($1.1 million in 2021) and $3.0 million of long-term award vested in 2022 ($1.9 million in 2021). The increase of the total remuneration in 2022 is mainly due to the increase of the long-term awards, as a result of the vesting in 2022 of a portion of the share options awarded from 2019 to 2022 and the increase of Atlantica’s share price from the date of such awards being granted. None of the directors received any pension remuneration in 2022 nor 2021.